Exceptional Items - Additional Information (Detail) $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges	$ (116)	$ (156)	[1]		$ (142)	[1]
Business and asset disposals (including impairment losses)	(274)	181	[1]		(397)	[1]
NET finance (cost) income	(185)	(995)			(69)
Decrease of income taxes	66	(205)			84
Non-controlling interest on the exceptional items	(30)	9			30
Exceptional Legal Costs	(49)				(19)
Exceptional customs audit claim					(66)
Exceptional Claims and Legal Costs	(53)	0	[1]		(85)	[1]
Exceptional share of results of associates	9	104	[1]		(35)	[1]
Utilization of current year and carry forward interests for which no deferred tax asset was recognized	156	(205)			84
South Africa Tax Matters [Member]
Disclosure of Exceptional Items [line items]
Utilization of current year and carry forward interests for which no deferred tax asset was recognized		(240)		R 4.5
Barbados and other Caribbean islands [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)	(60)
Newark brewery [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)	$ (214)
Ghost Beverages LLC [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)		$ 437
Tilray Brands, Inc [Member]
Disclosure of Exceptional Items [line items]
Business and asset disposals (including impairment losses)					$ (300)

[1]	Amended to conform to the 2025 presentation.